UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                 FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2007
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Trian Partners General Partner, LLC
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Address:   280 Park Avenue, 41st Floor
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           New York, New York 10017
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Form 13F File Number:  28-11992

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Peter W. May
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Title:     Member
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Phone:     212-451-3000
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Signature, Place, and Date of Signing:

        /s/PETER W. MAY           New York, New York              08/13/07
       ------------------------   ------------------------------  --------
             [Signature]          [City, State]                   [Date]


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Report Type (Check only one.):

    [ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

    [   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

    [   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                           FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                    4
                                               -------------

Form 13F Information Table Entry Total:               6
                                               -------------

Form 13F Information Table Value Total:          $ 1,251,945
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                                                  (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

       No.    Form 13F File Number      Name
       ---    --------------------      ----------------

       01     28-11639                  Nelson Peltz

       02     28-11640                  Peter W. May

       03     28-11641                  Edward P. Garden

       04     28-11993                  Trian Partners GP, L.P.










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                                               FORM 13F INFORMATION TABLE

   COLUMN 1             COLUMN 2      COLUMN 3     COLUMN 4           COLUMN 5        COLUMN 6        COLUMN 7        COLUMN 8
   --------             --------      --------     --------           --------        --------        --------        --------
                                                   VALUE          SHARES/ or SH/PUT/   INVESTMENT     OTHER        VOTING AUTHORITY
NAME OF ISSUER       TITLE OF CLASS    CUSIP       (x$1000)       PRN AMT    PRN CALL  DISCRETION    MANAGERS  SOLE  SHARED    NONE

Wendy's Intl Inc.       COM           950590109    155,085        4,220,004   SH       Defined      1,2,3,4        4,220,004

H.J. Heinz Co.          COM           423074103    591,737       12,465,492   SH       Defined      1,2,3,4       12,465,492

Tim Hortons Inc.        COM           88706M103     12,387          402,816   SH       Defined      1,2,3,4          402,816

Lions Gate Entmnt
   Corp.                COM NEW       535919203     18,334        1,662,231   SH       Defined      1,2,3,4        1,662,231

Chemtura Corp.          COM           163893100     99,944        8,995,842   SH       Defined      1,2,3,4        8,995,842

Tiffany & Co. NEW       COM           886547108    374,458        7,057,250   SH       Defined      1,2,3,4        7,057,250



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